Statement of Changes in Net Assets Available for Benefits - EBP 20-3977125 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Net Appreciation in Value of Investments	$ 9,036,249
Interest Income on Notes Receivable from Participants	123,669
Dividend and Interest Income on Investments	2,608,222
Contributions:
Participants	5,557,988
Employer	3,100,503
Rollovers	1,388,141
Total Contributions	10,046,632
Total Additions	21,814,772
Deductions from Net Assets Attributed to:
Benefits Paid to Participants	8,066,861
Deemed Distributions	20,498
Administrative Expenses	132,848
Total Deductions	8,220,207
Net Increase	13,594,565
Transfers In - Plan Merger	4,274,381
Beginning of Year	68,732,238
End of Year	$ 86,601,184